Subsequent Events - Additional Information (Detail) - USD ($)				1 Months Ended
	Sep. 08, 2026	Aug. 07, 2026	Jul. 10, 2026	Jul. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Payable relating to inventory on board					$ 13,859,897	$ 5,959,924
Subsequent Event [Member] | Post Marvel and Eco Crossfire [Member]
Subsequent Event [Line Items]
Payments to acquire productive assets		$ 32,220,000
Payable relating to inventory on board		1,568,171
Amount represent previous owner in vessels acquirement		$ 518,688
Subsequent Event [Member] | Outrider [Member]
Subsequent Event [Line Items]
Payments to acquire productive assets	$ 18,235,000
Payable relating to inventory on board	744,957
Amount represent previous owner in vessels acquirement	$ 143,414
Subsequent Event [Member] | Suez Enchanted [Member]
Subsequent Event [Line Items]
Agreement for the disposal of the vessel			$ 48,500,000
Gain (Loss) on Disposition of Assets			$ 32,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Company received dividends				$ 377,083